General Information and Summary of Significant Accounting Policies - Schedule of exercise control (Detail)		12 Months Ended
	Jul. 04, 2018	Dec. 31, 2019	Dec. 31, 2018
Itau Corredores de Bolsa Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned		99.99%	99.99%
Indirect interest owned		0.01%	0.01%
Total interest owned		100.00%	100.00%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned		99.994%	99.994%
Indirect interest owned		0.006%	0.006%
Total interest owned		100.00%	100.00%
Itau Corredores de Seguros S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned		99.99%	99.90%
Indirect interest owned		0.01%	0.10%
Total interest owned		100.00%	100.00%
Itau Asesorias Financieras S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned		99.99%	99.99%
Indirect interest owned		0.01%	0.01%
Total interest owned	100.00%	100.00%	100.00%
CorpLegal S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned			99.99%
Indirect interest owned			0.01%
Total interest owned			100.00%
Recaudaciones y Cobranzas Limitada [member]
Disclosure of subsidiaries [line items]
Direct interest owned		99.99%	99.999%
Indirect interest owned		0.01%	0.001%
Total interest owned		100.00%	100.00%
Itau Corpbanca New York Branch [member]
Disclosure of subsidiaries [line items]
Direct interest owned		100.00%	100.00%
Total interest owned		100.00%	100.00%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Direct interest owned		87.10%	66.279%
Total interest owned		87.10%	66.279%
Helm Corredor de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned		79.98%	79.98%
Total interest owned		79.98%	79.98%
Itau Securities Services Colombia S.A. Sociedad Fiduciaria [member]
Disclosure of subsidiaries [line items]
Direct interest owned		5.499%	5.499%
Indirect interest owned		82.31%	62.634%
Total interest owned		87.809%	68.133%
Helm Comisionista de Bolsa S.A. [member]
Disclosure of subsidiaries [line items]
Direct interest owned		2.219%	2.219%
Indirect interest owned		85.166%	64.807%
Total interest owned		87.385%	67.026%
Helm Fiduciaria S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned		87.083%	66.266%
Total interest owned		87.083%	66.266%
Helm Bank Panama S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned		87.10%	66.279%
Total interest owned		87.10%	66.279%
Helm Casa de Valores Panama S.A. [member]
Disclosure of subsidiaries [line items]
Indirect interest owned		87.10%	66.279%
Total interest owned		87.10%	66.279%